5. Related Party Loans and Transactions	9 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
5. Related Party Loans and Transactions

Ocean Cross Business Solutions Group LLC.

On August 1, 2013, the Company has engaged the services (the “Agreement”) of Ocean Cross Business Solutions Group LLC (“OCBSG”), to provide assistance with filing of the SEC Form S-1, general accounting, finance, general management and client delivery services.   OCBSG is owned by William Schloth, the Company’s CEO, and husband of the majority shareholder MLH.   The Agreement provides for a monthly consulting fee of $5,000.  The Agreement may be terminated by either party at any time.   As of June 30, 2014, no amount was due to OCBSG.     The Company has reflected this arrangement in the statement of operation as related party expenses. For the nine months ended June 30, 2014 the company has paid out $57,500 under the Agreement. Of that amount, $29,250 and $28,250 have been allocated to operating expenses and cost of revenue, respectively.